SUBSEQUENT EVENTS (Details) - USD ($)	May 14, 2021	Dec. 18, 2020
Secured Debt [Member] | Subsequent Event [Member]
Subsequent Event
Debt financing	$ 185
Senior secured debt	$ 122
Deerfield Healthcare Technology Acquisition
Subsequent Event
Equity interest of entity acquired by parent		100.00%
Deerfield Healthcare Technology Acquisition | Subsequent Event [Member]
Subsequent Event
Equity interest of entity acquired by parent	100.00%